Note 18 - Income Taxes - Net Operating Loss and Credit Carryforwards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 193,270,891	$ 177,600,000
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 9,363,081	$ 9,100,000
Tax Year 1998 [Member]
Expiration dates	Dec. 31, 2018
Tax Year 1998 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 17,142,781
Tax Year 1998 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 1,173,387
Tax Year 1999 [Member]
Expiration dates	Dec. 31, 2019
Tax Year 1999 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards
Tax Year 1999 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 130,359
Tax Year 2000 [Member]
Expiration dates	Dec. 31, 2020
Tax Year 2000 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards
Tax Year 2000 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 71,713
Tax Year 2001 [Member]
Expiration dates	Dec. 31, 2021
Tax Year 2001 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards
Tax Year 2001 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 39,128
Tax Year 2002 [Member]
Expiration dates	Dec. 31, 2022
Tax Year 2002 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 1,282,447
Tax Year 2002 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 5,350
Tax Year 2003 [Member]
Expiration dates	Dec. 31, 2023
Tax Year 2003 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 337,714
Tax Year 2003 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 2,905
Tax Year 2004 [Member]
Expiration dates	Dec. 31, 2024
Tax Year 2004 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 1,237,146
Tax Year 2004 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 22,861
Tax Year 2005 [Member]
Expiration dates	Dec. 31, 2025
Tax Year 2005 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 2,999,083
Tax Year 2005 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 218,332
Tax Year 2006 [Member]
Expiration dates	Dec. 31, 2026
Tax Year 2006 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 3,049,735
Tax Year 2006 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 365,541
Tax Year 2007 [Member]
Expiration dates	Dec. 31, 2027
Tax Year 2007 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 2,842,078
Tax Year 2007 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 342,898
Tax Year 2008 [Member]
Expiration dates	Dec. 31, 2028
Tax Year 2008 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 2,777,503
Tax Year 2008 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 531,539
Tax Year 2009 [Member]
Expiration dates	Dec. 31, 2029
Tax Year 2009 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 13,727,950
Tax Year 2009 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 596,843
Tax Year 2010 [Member]
Expiration dates	Dec. 31, 2030
Tax Year 2010 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 5,397,680
Tax Year 2010 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 1,094,449
Tax Year 2011 [Member]
Expiration dates	Dec. 31, 2031
Tax Year 2011 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 1,875,665
Tax Year 2011 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 1,950,744
Tax Year 2012 [Member]
Expiration dates	Dec. 31, 2032
Tax Year 2012 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 28,406,659
Tax Year 2012 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 468,008
Tax Year 2013 [Member]
Expiration dates	Dec. 31, 2033
Tax Year 2013 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 37,450,522
Tax Year 2013 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 681,772
Tax Year 2014 [Member]
Expiration dates	Dec. 31, 2034
Tax Year 2014 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 34,088,874
Tax Year 2014 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 816,116
Tax Year 2015 [Member]
Expiration dates	Dec. 31, 2035
Tax Year 2015 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 25,073,846
Tax Year 2015 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 492,732
Tax Year 2016 [Member]
Expiration dates	Dec. 31, 2036
Tax Year 2016 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
U.S. Net Operating Loss Carryforwards	$ 15,581,209
Tax Year 2016 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Research Tax Credit Carryforward [Member]
U.S. R&D Credit Carryforwards	$ 358,404